Transfers of Residential Loans - Additional Information (Detail) (USD $)				6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Residential Loan Transfers Accounted for as Sales [Member]	Dec. 31, 2013 Residential Loan Transfers Accounted for as Sales [Member]	Jun. 30, 2014 Residential Loans Transfers Accounted for as Secured Borrowings [Member]	Dec. 31, 2013 Residential Loans Transfers Accounted for as Secured Borrowings [Member]
Residential Loan Transfers Line Items
Securitization period					20 days
Servicing assets recorded					$ 187,700,000
Forward loans serviced number of days past due threshold				60 days or more	60 days or more
Transferred residential loans				35,100,000	9,100,000
Residential loans and real estate owned pledged as collateral		8,000,000,000				9,400,000,000	8,000,000,000
Loans pledged as collateral, unpaid principal balance						8,600,000,000
HMBS related obligations at fair value	$ 9,472,666,000	$ 8,652,746,000	$ 5,874,552,000